                                                                                    May 28, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC  20549

Re:       Dreyfus Premier Short-Intermediate Municipal Bond Fund

-      Dreyfus Short- Intermediate Municipal Bond Fund

            40 Act No. 811-5021

            33 Act No. 33-11752

            CIK No. 0000810305

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended March 31, 2013.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6785.

                                                                        Very truly yours,

                                                                        /s/ Elta Mariani

                                                                        Elta Mariani

                                                                        Paralegal

EM/

Enclosures